Cash flow disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flow disclosures
Other receivables and credits	$ (4,503)	$ 46,571	$ (103,908)
Inventories	(2,767)	2,358	(1,395)
Other liabilities	(4,985)	(14,831)	(48,116)
Changes in working capital	$ (12,255)	$ 34,098	$ (153,419)